Loss per share (Tables)	6 Months Ended
Jun. 30, 2024
Earnings Per Share [Abstract]
Schedule of basic and diluted net loss per share
Basic and diluted net loss per share for the six months ended June 30, 2023 and 2024 have been calculated as follows:

	Six Months Ended June 30
	2023	2024
	RMB	RMB
Numerator:
Net loss attributable to ECARX Holdings Inc.	(375,126)	(570,546)
Numerator for basic and diluted net loss per share calculation	(375,126)	(570,546)

Denominator:
Weighted average number of ordinary shares – basic and diluted	337,395,390	337,935,301
Denominator for basic and diluted net loss per share calculation	337,395,390	337,935,301
Net loss per share attributable to ordinary shareholders
— Basic and diluted	(1.11)	(1.69)

Schedule of potential dilutive instruments
The potential dilutive instruments that have not been included in the calculation of diluted loss per share as their inclusion would be anti-dilutive are as follows:

	Six Months Ended June 30
	2023	2024
Warrants	23,871,971	23,871,971
Share options	11,389,486	16,025,660
Convertible Notes	5,652,174	5,652,174